UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

CHECK APPROPRIATE BOX OR BOXES

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]
PRE-EFFECTIVE AMENDMENT NO. __ [_]
POST-EFFECTIVE AMENDMENT NO. 108 [x]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 77 [x]

AMERICAN GROWTH FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1636 Logan Street, Denver, Colorado 80203
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANTS TELEPHONE NUMBER, INCLUDING AREA CODE (303) 626-0600

1636 Logan Street, Denver, CO 80203
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_]	immediately upon filing pursuant to paragraph (b)
[x]	on June 5, 2020 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on ______________, ______ Pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 107 to the Fund’s Registration Statement on Form N-1A filed by the Registrant pursuant to Rule 485(a)(1) under the 1933 Act and Amendment No. 76 under the Investment Company Act of 1940, as amended, on March 23, 2020 with respect to the American Growth Fund, Inc. Series Two was scheduled to become automatically effective on May 22, 2020.

This Post-Effective Amendment No. 108 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 77 under the 1940 Act for the purpose of designating June 5, 2020 as the new effective date of Post-Effective Amendment No. 107. This Post-Effective Amendment No. 108 incorporates by reference the information contained in Parts A, B and Part C of Post-Effective Amendment No. 107 to the Fund’s Registration Statement filed on March 23, 2020.

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Timothy E. Taggart
Timothy E. Taggart
Director, President and Chief Executive Officer
May 20, 2020

/s/ Eddie R. Bush
Eddie R. Bush
Director
May 20, 2020

/s/ Darrell Bush
Darrell Bush
Director
May 20, 2020